Income Tax (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Schedule of major components of income tax (expense) benefit	The major components of income tax expense for the fiscal years ended 2022, 2021 and 2020 are as follows:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Current income tax:
Current income tax charge	$(51,417)	$(74,126)	$(25,715)
Adjustments in respect of current income tax of previous years	(472)	702	1,276
Deferred tax:
Benefit relating to origination and reversal of temporary differences	2,186	11,422	18,702
Adjustments in respect of temporary differences of previous years	151	351	1,292
Income tax expense	$(49,552)	$(61,651)	$(4,445)

Schedule of reconciliation of income tax (expense) benefit
A reconciliation between income tax expense and the product of accounting loss multiplied by the UK's domestic tax rate for the fiscal years ended 2022, 2021 and 2020, is as follows:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Loss before income tax expense	$(564,572)	$(634,664)	$(346,209)
At the United Kingdom's statutory income tax rate of 19% in fiscal years 2022, 2021 and 2020	107,269	120,586	65,688
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	15,597	7,693	6,816
Non-deductible charges relating to exchangeable senior notes	(92,275)	(149,265)	(80,262)
Share-based payment	(9,162)	(14,674)	(10,619)
Foreign tax credits not utilized	(518)	(166)	(93)
Foreign tax paid	9,105	15,797	4,765
Foreign tax rate differential	30,879	(9,008)	1,416
Adjustment to unrecognized deferred tax balance	(102,986)	(37,062)	8,835
Other items, net	(7,140)	3,395	(3,559)
	(49,231)	(62,704)	(7,013)
Adjustments in respect to current income tax of previous years	(472)	702	1,276
Adjustments in respect to deferred income tax of previous years	151	351	1,292
Income tax expense	$(49,552)	$(61,651)	$(4,445)

Schedule of reconciliation of deferred tax assets, net
Details of deferred taxes, recognized and unrecognized:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Depreciation for tax purposes	$2,143	$275
Provisions, accruals and prepayments	(3,245)	(1,427)
Deferred revenue	2,963	(948)
Unrealized foreign currency exchange losses (gains)	(3,450)	9
Unrealized investment gains	(16,205)	(23,150)
Carried forward tax losses	8,101	7,610
Carried forward tax credits—credited to profit and loss	13,557	9,129
Intangible assets	10,409	15,555
Tax benefit from share plans—income	1,651	1,143
Tax benefit from share plans—equity	133	733
Other, net	246	620
Deferred tax assets, net	$16,303	$9,549
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	$42,760	$36,174
Deferred tax liabilities	(26,457)	(26,625)
Deferred tax assets, net	$16,303	$9,549
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	$15,720	$9,747
Provisions, accruals and prepayments	61,597	45,711
Deferred revenue	161,508	86,722
Unrealized foreign currency exchange gains	2,484	3,569
Unused tax losses	1,005,649	814,106
Intangible assets	1,527,714	1,682,610
Tax benefit from share plans- income	76,843	69,113
Tax benefit from share plans- equity	15,402	74,631
Carried forward tax credits- credited to profit and loss	142,178	100,251
Unrealized loss on investments	11,169	1,541
Other, net	38,561	28,063
	$3,058,825	$2,916,064
Details of deferred tax benefits and expenses:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Depreciation for tax purposes	$1,691	$(215)	$(2,564)
Provisions, accruals and prepayments	(1,697)	(1,843)	(7,164)
Deferred revenue	1,291	(1,198)	(23,932)
Unrealized foreign currency exchange losses (gains)	(802)	1,422	(101)
Unrealized investment losses (gains)	8	5,269	(405)
Carried forward tax losses (gains)	1,966	1,970	(409)
Carried forward tax credits—credited to profit and loss	6,757	5,555	(3,005)
Intangible assets	(3,853)	44	13,095
Tax benefit from share plans—income	718	162	331
Tax benefit (expense) from share plans—equity	(870)	(704)	300
Deferred foreign taxes	—	—	10,605
Other, net	(2,872)	1,311	(2,667)
Deferred tax benefit (expense)	$2,337	$11,773	$(15,916)
Reconciliation of net deferred tax assets:

	2022	2021
	(U.S. $ in thousands)
Balance at the beginning of	$9,549	$4,047
Deferred tax expense for the year	2,337	11,773
Credited (Debited) to equity	6,975	(6,147)
Impact from business combinations	(733)	(97)
Currency revaluation impact	(341)	(27)
Balance at the end of	$16,303	$9,549

Schedule of current and net deferred tax recognized directly in equity

	2022	2021
	(U.S. $ in thousands)
Amounts recognized directly in equity:
Net deferred tax—credited (debited) directly to equity	$6,975	$(6,147)

Schedule of losses and credits available for offsetting future profit and taxes	The Group has the following losses and credits available for offsetting future profit and taxes:

	Expiration	Amount carried forward	Amount recognized as of June 30, 2022
		(U.S. $ in thousands)
U.S. net operating loss (Pre - 2017 Tax Reform)	June 30, 2030-December 30, 2038	$137,635	$230
U.S. net operating loss (Post - 2017 Tax Reform)	None	4,290,309	7,172
State net operating loss- various states	June 30, 2024-June 30, 2041	1,269,537	685
UK net operating loss	None	14,602	—
U.S. research and development credits	June 30, 2025-June 30, 2041	98,885	813
State research and development credits- California	None	54,033	374
State research and development credits- Texas	June 30, 2036-June 30, 2041	6,157	6,157
Australia capital loss	None	4,637	—
India alternative minimum tax credits	March 31, 2036 - March 31, 2037	6,211	6,211
Poland research and development credits	June 30,2026 - June 30,2028	1,729	—